Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2013-2

Collection Period	09/01/13-09/30/13
Determination Date	10/9/2013
Distribution Date	10/15/2013

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$828,859,821.22
2.	Collections allocable to Principal				$21,769,854.15
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$698,016.23

5.	Pool Balance on the close of the last day of the related Collection Period				$806,391,950.84
	(Ln1 - Ln2 - Ln3 - Ln4)

6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				47,004

7.	Initial Pool Balance				$920,000,013.44

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$42,259,821.15		$19,791,950.77
	b.	Class A-2 Note Balance	$310,000,000.00		$310,000,000.00
	c.	Class A-3 Note Balance	$288,000,000.00		$288,000,000.00
	d.	Class A-4 Note Balance	$133,860,000.00		$133,860,000.00
	e.	Class B Note Balance	$20,700,000.00		$20,700,000.00
	f.	Class C Note Balance	$17,940,000.00		$17,940,000.00
	g.	Class D Note Balance	$11,500,000.00		$11,500,000.00

	h.	Note Balance (sum a - g)	$824,259,821.15		$801,791,950.77

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.3062306		0.1434199
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8959346		0.8715130

10.	Overcollateralization Target Amount				$4,600,000.07

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,600,000.07

12.	Weighted Average Coupon				%7.15%
13.	Weighted Average Original Term			months	65.95
14.	Weighted Average Remaining Term			months	58.82

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,962,746.06
	b.	Liquidation Proceeds allocable to Finance Charge			$0.00
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,962,746.06

16.	Principal:
	a.	Collections allocable to Principal			$21,769,854.15
	b.	Liquidation Proceeds allocable to Principal			$273,223.36
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$22,043,077.51

17.	Total Finance Charge and Principal Collections (15d + 16d)				$27,005,823.57
18.	Interest Income from Collection Account				$1,396.54
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17 + 18 + 19)				$27,007,220.11

Available Funds

21.	Available Collections		$27,007,220.11
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$27,007,220.11

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$690,716.52
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$690,716.52

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$5,180.37
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$5,180.37

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$7,148.95
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$7,148.95

	e.	Class A-2 Monthly Interest	$108,500.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$108,500.00

	i.	Class A-3 Monthly Interest	$153,600.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$153,600.00

	m.	Class A-4 Monthly Interest	$93,702.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$93,702.00

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$20,872.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$20,872.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$24,069.50
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$24,069.50

32.	Tertiary Principal Distributable Amount		$6,367,870.31

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$19,741.67
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$19,741.67

34.	Quaternary Principal Distributable Amount		$11,500,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$18,991,401.82

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$4,600,000.07

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,962,746.06
	b.	Total Daily Deposits of Principal Collections	$22,043,077.51
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,396.54

	e.	Total Deposits to Collection Account (sum a - d)	$27,007,220.11

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$690,716.52
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,180.37
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$22,895,505.00
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,415,818.22

	f.	Total Withdrawals from Collection Account (sum a - e)	$27,007,220.11

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$7,148.95
	b.	Class A-2 Interest Distribution	$108,500.00
	c.	Class A-3 Interest Distribution	$153,600.00
	d.	Class A-4 Interest Distribution	$93,702.00
	e.	Class B Interest Distribution	$20,872.50
	f.	Class C Interest Distribution	$24,069.50
	g.	Class D Interest Distribution	$19,741.67

	h.	Class A-1 Principal Distribution	$22,467,870.38
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$22,895,505.00

44.	Withdrawals
	a.	Class A-1 Distribution	$22,475,019.33
	b.	Class A-2 Distribution	$108,500.00
	c.	Class A-3 Distribution	$153,600.00
	d.	Class A-4 Distribution	$93,702.00
	e.	Class B Distribution	$20,872.50
	f.	Class C Distribution	$24,069.50
	g.	Class D Distribution	$19,741.67

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$22,895,505.00

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$3,415,818.22
	b.	Reserve Account surplus (Ln 55)	$139.09

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,415,957.31

46.	Withdrawals
	a.	Certificateholder Distribution	$3,415,957.31

	b.	Total Withdrawals from Certificate Payment Account	$3,415,957.31

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,300,000.03	$2,300,000.03
	b.	Note Balance	$801,791,950.77

48.	Required Reserve Account Amount		$2,300,000.03

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,300,000.03
50.	Investment Earnings			$139.09
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,300,139.12
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$139.09

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,300,000.03
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$690,716.52
60.	Amount to be paid to Backup Servicer from the Collection Account			$5,180.37
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$22,895,505.00
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$3,415,818.22
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$139.09
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$22,475,019.33
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$108,500.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$153,600.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$93,702.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$20,872.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$24,069.50
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$19,741.67
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$3,415,957.31

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$424,792.87
74.	Cumulative Net Losses			$1,193,831.88
75.	Cumulative Net Loss Percentage			0.1298%

			Number of Loans	Principal Balance
76.	Delinquency Analysis

	a.	31 to 60 days past due	562	$10,041,041.03
	b.	61 to 90 days past due	170	$2,822,917.65
	c.	91 or more days past due	78	$1,312,722.27

	d.	Total Past Due (sum a - c)	810	14,176,680.95

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,174,698,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 09, 2013.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President & Chief Financial Officer